Stock Based Compensation Plans: (Details 2) (USD $)	3 Months Ended
Mar. 31, 2014
Stock Based Compensation Plans Details [Abstract]
Outstanding Options Number: $1.82 - $1.82	2,585,000
Outstanding Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 - $1.82	$ 3,696,550
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	1 year 277 days
Exercisable Options Number: $1.82 - $1.82	2,585,000
Exercisable Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 - $1.82	3,696,550
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	1 year 277 days
Outstanding Options Number: $1.92 - $1.92	950,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 - $1.92	1,263,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	7 years 69 days
Exercisable Options Number: $1.92 - $1.92	0
Exercisable Options Weighted Average Exercise Price: $1.92 - $1.92	$ 0
Exercisable Options Aggregate Intrinsic Value: $1.92 - $1.92	0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	7 years 69 days
Outstanding Options Number: $2.89 - $2.89	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 - $2.89	583,380
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	2 years 307 days
Exercisable Options Number: $2.89 - $2.89	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 - $2.89	583,380
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	2 years 307 days
Outstanding Options Number: $3.00 - $3.00	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 - $3.00	62,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	4 years 73 days
Exercisable Options Number: $3.00 - $3.00	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 - $3.00	62,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	4 years 73 days
Outstanding Options Number: $1.82 - $3.00	5,405,500
Outstanding Options Weighted Average Exercise Price: $1.82 - $3.00	$ 2.21
Outstanding Options Aggregate Intrinsic Value: $1.82 - $3.00	5,605,930
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $3.00	3 years 55 days
Exercisable Options Number: $1.82 - $3.00	4,455,500
Exercisable Options Weighted Average Exercise Price: $1.82 - $3.00	$ 2.28
Exercisable Options Aggregate Intrinsic Value: $1.82 - $3.00	$ 4,342,430
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $3.00	2 years 106 days